UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

DWS International Equity Portfolio

Investment Company Act file number 811-6702

DWS International Equity Portfolio

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette

Secretary

One Beacon Street

Boston, MA 02108-3106

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 10/31

Date of reporting period: 7/1/07-6/30/08

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06702
Reporting Period: 07/01/2007 - 06/30/2008
DWS International Equity Portfolio

================== D       DWS INTERNATIONAL EQUITY PORTFOLIO ==================

3I GROUP PLC

Ticker:                      Security ID:  G88473114
Meeting Date: JUL 11, 2007   Meeting Type: Annual
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept Financial Statements and Statutory For       For        Management
      Reports
2     Approve Remuneration Report               For       For        Management
3     Approve Final Dividend of 10.3 Pence Per  For       For        Management
      Ordinary Share
4     Elect Robert Swannell as Director         For       For        Management
5     Re-elect Baroness Hogg as Director        For       For        Management
6     Re-elect Fred Steingraber as Director     For       For        Management
7     Re-elect Philip Yea as Director           For       For        Management
8     Reappoint Ernst & Young LLP as Auditors   For       For        Management
      of the Company
9     Authorise Board to Fix Remuneration of    For       For        Management
      Auditors
10    Authorise the Company to Make EU          For       For        Management
      Political Organisation Donations up to
      GBP 12,000 and to Incur EU Political
      Expenditure up to GBP 12,000
11    Authorise 3i Plc to Make EU Political     For       For        Management
      Organisation Donations up to GBP 12,000
      and to Incur EU Political Expenditure up
      to GBP 12,000
12    Authorise Issue of Equity or              For       For        Management
      Equity-Linked Securities with Pre-emptive
      Rights up to Aggregate Nominal Amount of
      GBP 96,502,000
13    Subject to the Passing of Resolution 12,  For       For        Management
      Authorise Issue of Equity or
      Equity-Linked Securities without
      Pre-emptive Rights up to Aggregate
      Nominal Amount of GBP 14,475,000
14    Authorise 46,111,000 Ordinary Shares for  For       For        Management
      Market Purchase
15    Authorise 8,629,980 B Shares for Market   For       For        Management
      Purchase

--------------------------------------------------------------------------------

3I GROUP PLC

Ticker:                      Security ID:  G88473114
Meeting Date: JUL 11, 2007   Meeting Type: Special
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Increase in Capital to GBP        For       For        Management
      416,699,863; Capitalise Share Premium
      Account and Issue Equity with Rights up
      to GBP 6,513,700.20; Approve Share
      Consolidation and Sub-Division; Authorise
      651,370,020 B Shares for Market Purchase

--------------------------------------------------------------------------------

INDUSTRIA DE DISENO TEXTIL (INDITEX)

Ticker:                      Security ID:  E6282J109
Meeting Date: JUL 17, 2007   Meeting Type: Annual
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Individual Financial Statements   For       For        Management
      and Statutory Reports and Discharge
      Directors for Fiscal Year Ended January
      31, 2007
2     Approve Consolidated Financial Statements For       For        Management
      and Statutory Reports and Discharge
      Directors for Fiscal Year Ended January
      31, 2007
3     Approve Allocation of Income and          For       For        Management
      Dividends
4     Ratify and Elect Director                 For       For        Management
5     Reelect Auditors                          For       For        Management
6     Amend General Meeting Guidelines to       For       For        Management
      Adhere to Unified Code of Good
      Governance: Preamble and Article 6 on
      Competencies of General Meeting, Article
      9 on Information, and Article 22 on
      Voting
7     Authorize Repurchase of Shares            For       For        Management
8     Authorize Board to Ratify and Execute     For       For        Management
      Approved Resolutions

--------------------------------------------------------------------------------

STATOIL ASA

Ticker:                      Security ID:  R8412T102
Meeting Date: JUL 5, 2007    Meeting Type: Special
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Open Meeting                              None      Abstain    Management
2     Registration of Attending Shareholders    None      Abstain    Management
      and Proxies
3     Elect Chairman of Meeting                 For       For        Management
4     Designate Inspector or Shareholder        For       For        Management
      Representative(s) of Minutes of Meeting
5     Approve Notice of Meeting and Agenda      For       For        Management
6     Receive Information on Merger of          None      Abstain    Management
      Petroleum Activities Between Company and
      Norsk Hydro ASA
7     Approve Plan for Merger of Petroleum      For       For        Management
      Activities Between Company and Norsk
      Hydro ASA
8.1   Issue 1.043 Billion Shares in Connection  For       For        Management
      with Acquisition of Norsk Hydro ASA
8.2   Amend Articles to Reflect Merger          For       For        Management
      Including Name Change and New Share
      Capital
8.3   Elect Members and Deputy Members of       For       For        Management
      Corporate Assembly
8.4   Elect Olaug Svarva, Benedicte Schilbred   For       For        Management
      Fasmer, Tom Rathke, and Bjoern Staale
      Haavik as Members of Nominating Committee
9     Approve NOK 50.4 Million Reduction in     For       For        Management
      Share Capital via Cancellation of
      Treasury Shares and Redemption of Shares
      Held by Norwegian State; Amend Articles
      to Reflect Changes in Capital

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VODAFONE GROUP PLC

Ticker:                      Security ID:  G93882135
Meeting Date: JUL 24, 2007   Meeting Type: Annual
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept Financial Statements and Statutory For       For        Management
      Reports
2     Re-elect Sir John Bond as Director        For       For        Management
3     Re-elect Arun Sarin as Director           For       For        Management
4     Re-elect Michael Boskin as Director       For       Against    Management
5     Re-elect John Buchanan as Director        For       For        Management
6     Re-elect Andy Halford as Director         For       For        Management
7     Re-elect Anne Lauvergeon as Director      For       For        Management
8     Re-elect Jurgen Schrempp as Director      For       For        Management
9     Re-elect Luc Vandevelde as Director       For       For        Management
10    Re-elect Anthony Watson as Director       For       For        Management
11    Re-elect Philip Yea as Director           For       For        Management
12    Elect Vittorio Colao as Director          For       For        Management
13    Elect Alan Jebson as Director             For       For        Management
14    Elect Nick Land as Director               For       For        Management
15    Elect Simon Murray as Director            For       For        Management
16    Approve Final Dividend of 4.41 Pence Per  For       For        Management
      Ordinary Share
17    Approve Remuneration Report               For       For        Management
18    Reappoint Deloitte & Touche LLP as        For       For        Management
      Auditors of the Company
19    Authorise Audit Committee to Fix          For       For        Management
      Remuneration of Auditors
20    Authorise Issue of Equity or              For       For        Management
      Equity-Linked Securities with Pre-emptive
      Rights up to Aggregate Nominal Amount of
      USD 1,000,000,000
21    Subject to the Passing of Resolution 20,  For       For        Management
      Authorise Issue of Equity or
      Equity-Linked Securities without
      Pre-emptive Rights up to Aggregate
      Nominal Amount of USD 290,000,000
22    Authorise 5,200,000,000 Ordinary Shares   For       For        Management
      for Market Purchase
23    Authorise the Company to Use Electronic   For       For        Management
      Communication
24    Adopt New Articles of Association         For       For        Management
25    Amend Articles of Association to Enable   Against   Against    Shareholder
      Shareholders to Direct Management by
      Ordinary Resolution
26    Alter the Capital Structure of the        Against   Against    Shareholder
      Company by Receiving Tracking Shares or
      Adopting a Scheme of Arrangement to
      Introduce a New Holding Company and
      Receive New Holding Company Shares in
      Respect to Vodafone's Holding  in Verizon
      Wireless
27    Authorise Scheme of Arrangement to        Against   Against    Shareholder
      Introduce a New Holding Company with a
      New Capital Structure which Includes the
      Issue of Bonds Directly to Shareholders
28    Amend Articles of Association Re:         Against   Against    Shareholder
      Protection of the Borrowing Capacity by
      Capping the Amount that the Company can
      Spend on Acquisitions Without Seeking
      Shareholder Approval

========== END NPX REPORT

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DWS International Equity Portfolio

By (Signature and Title)* /s/Michael G. Clark

Michael G. Clark, Chief Executive Officer

Date 8/15/08

* Print the name and title of each signing officer under his or her signature.